LOANS RECOGNIZED AS A RESULT OF PAYMENTS UNDER THE GUARANTEES (Details) - CNY (¥) ¥ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Accounts, Notes, Loans and Financing Receivable [Line Items]
Less: allowance for doubtful accounts/provision for credit losses	¥ (10,337)	¥ (324,371)
Loans recognized as a result of payments under the guarantees, net		54,888
Loans recognized as a result of payments under the guarantees
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans recognized as a result of payments under the guarantees	10,337	379,259
Less: allowance for doubtful accounts/provision for credit losses	(10,337)	(324,371)
Loans recognized as a result of payments under the guarantees, net		54,888
Past due Up to 6 months | Loans recognized as a result of payments under the guarantees
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans recognized as a result of payments under the guarantees	1,756	70,188
Past due 6 months to 12 months | Loans recognized as a result of payments under the guarantees
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans recognized as a result of payments under the guarantees	460	7,555
Past due Over 12 months | Loans recognized as a result of payments under the guarantees
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans recognized as a result of payments under the guarantees	¥ 8,121	¥ 301,516